Investment in equity investees (Details 2) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2014 Shanghai Icson CNY
Schedule of Cost-method Investments [Line Items]
Consideration allocated of equity investment	$ 70,042	434,585	35,133	2,000	252,779
Minimum price of call option					800,000